EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 01, 2021	Oct. 20, 2020	Feb. 28, 2022	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Feb. 29, 2020	Jan. 31, 2020	Jan. 01, 2020
Equity Method Investment [Roll Forward]
Beginning balance					$ 16,399,000
Distributions received from associated companies					0	$ (450,000)	$ (150,000)
Ending balance					41,343,000	16,399,000
Total assets					3,454,177,000	2,721,067,000
Liabilities					$ (1,525,436,000)	$ (1,352,311,000)
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage					10.00%	10.00%					10.00%
Equity Method Investment [Roll Forward]
Beginning balance					$ 483,000	$ 0
Distributions received from associated companies						0
Disposals of equity method investments						0
Loss on disposal of equity method investments						0
Equity contribution						75,000
Share of income / (loss)					(483,000)	408,000
Ending balance					0	$ 483,000	0
Total assets					0
Liabilities					$ 0
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage					17.50%	17.50%			17.50%	17.80%
Equity Method Investment [Roll Forward]
Beginning balance					$ 15,371,000	$ 19,557,000
Distributions received from associated companies						0
Disposals of equity method investments						0
Loss on disposal of equity method investments						(32,000)
Equity contribution						0
Share of income / (loss)					24,351,000	(4,154,000)
Ending balance					39,722,000	$ 15,371,000	19,557,000
Total assets					39,722,000
Liabilities					$ 0
SwissMarine | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage								16.40%
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance					$ 545,000	$ 1,027,000
Distributions received from associated companies						(450,000)
Disposals of equity method investments						0
Loss on disposal of equity method investments						0
Equity contribution						0
Share of income / (loss)					1,073,000	(32,000)
Ending balance					1,618,000	$ 545,000	1,027,000
Total assets					1,618,000
Liabilities					$ 0
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership percentage					0.00%	0.00%
Ownership percentage sold				22.19%
Proceeds from sale of equity method investments	$ 900,000	$ 1,700,000		$ 3,600,000
Equity Method Investment [Roll Forward]
Beginning balance					$ 0	$ 899,000
Distributions received from associated companies						0
Disposals of equity method investments						(999,000)
Loss on disposal of equity method investments						0
Equity contribution						0
Share of income / (loss)					0	100,000
Ending balance					0	$ 0	899,000
Total assets					0
Liabilities					$ 0
CCL
Schedule of Equity Method Investments [Line Items]
Ownership percentage					25.00%	25.00%
CCL | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage sold			25.00%
Proceeds from sale of equity method investments			$ 17,500
Other Investments
Equity Method Investment [Roll Forward]
Beginning balance					$ 0	$ 0
Distributions received from associated companies						0
Disposals of equity method investments						0
Loss on disposal of equity method investments						0
Equity contribution						0
Share of income / (loss)					(459,000)	0
Ending balance					(459,000)	0	0
Total assets					3,000
Liabilities					(462,000)
Total
Equity Method Investment [Roll Forward]
Beginning balance					16,399,000	21,483,000
Distributions received from associated companies						(450,000)
Disposals of equity method investments						(999,000)
Loss on disposal of equity method investments						(32,000)
Equity contribution						75,000
Share of income / (loss)					24,482,000	(3,678,000)
Ending balance					40,881,000	$ 16,399,000	$ 21,483,000
Total assets					41,343,000
Liabilities					$ (462,000)